Consolidated Balance Sheets Balance Sheet - XBRL Parenthetical shares in Millions, $ in Millions	Dec. 31, 2015 USD ($) $ / shares shares
Consolidated Balance Sheets - XBRL Parenthetical [Abstract]
Allowance for doubtful accounts	$ 2.4
Accumulated depreciation	$ 773.0
Ordinary shares | shares	42.0
Par value | $ / shares	$ 0.0